MARKETABLE SECURITIES: (Tables)	6 Months Ended
Jun. 30, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities

The following table sets forth the Company’s marketable securities for the indicated periods:

	December 31,	June 30,
	2021	2022
Level 2 securities:
U.S government and agency bonds	275	1,174
Other foreign government bonds	-	1,507
Corporate bonds*	1,434	7,165
Total	1,709	9,846

* Investments in Corporate bonds rated A or higher.

Summary of Changes in Fair Value of Marketable Securities

The table below sets forth a summary of the changes in the fair value of the Company’s marketable securities for the indicated periods:

	Marketable securities
	For the year ended	For the Six Months
	December 31, 2021	ended June 30, 2022

Balance at beginning of the period	$21,652	$1,709
Additions	6,716	10,006
Sale or maturity	(26,784)	(1,734)
Changes in fair value during the period	125	(135)
Balance at end of the period	$1,709	$9,846

Schedule of Debt Securities	As of June 30, 2022, the Company’s debt securities had the following maturity dates:
Market value
June 30,
2022
Due within one year	9,041
Between 1-2 years	805